Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 1,909	$ 181
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation	203	201
Accretion of purchased loan discount		(33)
Amortization of discounts and premiums on investment securities, net	(48)	(20)
Amortization of deferred loan origination fees	(139)	(34)
Net gain on sale of loans	(309)	(201)
Net (gain) loss on real estate owned		3
Earnings on bank-owned life insurance	(88)	(86)
Provision for credit losses	237	39
Origination of loans held for sale	(13,981)	(7,595)
Proceeds from loans held for sale	13,982	7,029
Deferred income tax	2	(150)
Accrued income tax	33	63
Changes in:
Accrued interest receivable	(210)	(269)
Prepaid expenses and other assets	(360)	43
Accrued interest payable	(283)	773
Accounts payable and other liabilities	299	(30)
Net cash provided (used) by operating activities	1,247	(86)
Cash flows from investing activities:
Purchase of investments available for sale	(3,925)	(2,987)
Purchase of FHLB stock	(747)	(342)
Investment securities maturities, prepayments and calls:
Held to maturity	35	39
Available for sale	2,847	3,155
Proceeds from redemption of FHLB stock	835	592
Loans originated for investment, net of principal collected	7,643	5,808
Proceeds from sale of real estate owned		7
Additions to premises and equipment, net	(136)	(149)
Net cash provided by investing activities	6,552	6,123
Cash flows from financing activities:
Net increase in deposits	(16,731)	21,424
Payments by borrowers for taxes and insurance, net	105	(40)
Proceeds from Federal Home Loan Bank advances	42,162	15,121
Repayments on Federal Home Loan Bank advances	(36,330)	(41,349)
Net cash used in financing activities	(10,794)	(4,844)
Net increase (decrease) in cash and cash equivalents	(2,995)	1,193
Beginning cash and cash equivalents	19,480	18,287
Ending cash and cash equivalents	16,485	19,480
Cash paid during the year for:
Income taxes	715	15
Interest on deposits and borrowings	9,964	10,896
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	$ 79